Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 12. Fair Value Measurements

The accounting standard for fair value measurements and disclosures establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

•	Level 1 — Quoted unadjusted prices for identical instruments in active markets to which we have access at the date of measurement.

•
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or prices vary substantially over time or among brokered market makers.

•
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect our own assumptions regarding how market participants would price the asset or liability based on the best available information.

The following table presents our assets and liabilities measured at fair value on a nonrecurring basis during the years ended December 31, 2017 and 2016, with pricing levels as of the date of valuation (in thousands):

	Year Ended December 31, 2017			Year Ended December 31, 2016
	(Level 1)	(Level 2)	(Level 3)	(Level 1)	(Level 2)	(Level 3)
Impaired long-lived assets (1)	$—	$—	$403	$—	$—	$3,109
Impaired assets—assets held for sale (2)	—	—	20,493	—	—	—
Impaired assets—discontinued operations (3)	—	—	—	—	—	13,859
Note receivable from the sale of a plant (4)	—	—	—	—	—	7,037
Liability to exit the use of a corporate operating lease—restructuring and other charges (5)	—	—	—	—	—	3,580

(1)
Our estimate of the fair value of the impaired long-lived assets during the years ended December 31, 2017 and 2016 was primarily based on either the expected net sale proceeds compared to other fleet units we sold and/or a review of other units offered for sale by third parties during that time or the estimated component value of the equipment we planned to use at that time.

(2)	Our estimate of the fair value of the impaired assets held for sale during the year ended December 31, 2017 was based on the expected proceeds from the sale of the assets.

(3)
Our estimate of the fair value of the impaired assets of Belleli CPE, which were classified as discontinued operations during the year ended December 31, 2016, was based on the proceeds received from the sale of Belleli CPE, net of selling costs.

(4)
Our estimate of the fair value of the note receivable, including annual payments, from the sale of our plant in Argentina during the year ended December 31, 2016 was discounted based on a settlement period of 2.6 years and a discount rate of 5%.

(5)
The fair value of our liability to exit the use of a corporate operating lease relating restructuring activities during the second quarter of 2016 was estimated based on an incremental borrowing rate of 3% and remaining lease payments, net of estimated sublease rentals, through February 2018.

Fair Value of Debt

The fair value of the 2017 Notes was estimated based on model derived calculations using market yields observed in active markets, which are Level 2 inputs. As of December 31, 2017, the carrying amount of the 2017 Notes, excluding unamortized deferred financing costs, of $375.0 million was estimated to have a fair value of $404.0 million. Due to the variable rate nature of our revolving credit facility and term loan facility, the carrying values as of December 31, 2016 approximated their fair values as the rates were comparable to then-current market rates at which debt with similar terms could have been obtained.

Other

Our financial instruments also consist of cash, restricted cash, receivables and payables. As of December 31, 2017 and 2016, the estimated fair values of our cash, restricted cash, receivables and payables approximated their carrying amounts as reflected in our balance sheets due to the short-term nature of these financial instruments.